CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues	¥ 2,184,520	$ 342,799	¥ 1,294,371	¥ 406,245
Cost of revenues	(878,236)	(137,814)	(495,671)	(173,476)
Gross profit	1,306,284	204,985	798,700	232,769
Operating expenses:
Sales and marketing expenses	(1,412,873)	(221,711)	(1,097,932)	(583,818)
Research and development expenses	(800,163)	(125,563)	(614,770)	(491,266)
General and administrative expenses	(445,440)	(69,899)	(420,114)	(157,793)
Impairment for property and equipment, right-of-use assets and rental deposits	(121,294)	(19,034)
Total operating expenses	(2,779,770)	(436,207)	(2,132,816)	(1,232,877)
Loss from operations	(1,473,486)	(231,222)	(1,334,116)	(1,000,108)
Interest income	24,573	3,856	8,422	23,834
Interest expense			(2,925)	(485)
Foreign currency exchange gain (loss)	2,326	365	(15,557)	12,907
Other income, net	4,674	733	4,268	102
Loss before provision for income tax	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Income tax expenses
Net loss	(1,441,913)	(226,268)	(1,339,908)	(963,750)
Accretion of convertible redeemable preferred shares			(2,837,991)	(600,535)
Net loss available to ordinary shareholders of 17 Education & Technology Group Inc.	¥ (1,441,913)	$ (226,268)	¥ (4,177,899)	¥ (1,564,285)
Net loss per ordinary share
Basic and diluted | (per share)	¥ (2.92)	$ (0.46)	¥ (44.68)	¥ (27.25)
Weighted average shares used in calculating net loss per ordinary share
Basic and diluted | shares	494,055,703	494,055,703	93,503,437	57,410,827